Shareholder Report, Line Graph (Details) - USD ($)								6 Months Ended
	Oct. 25, 2022	Feb. 08, 2022	Oct. 21, 2021	Jan. 14, 2021	Dec. 17, 2019	Dec. 13, 2018	Jul. 22, 2015	Oct. 31, 2014	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2020	Oct. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Apr. 30, 2018	Oct. 31, 2017	Apr. 30, 2017	Oct. 31, 2016	Apr. 30, 2016	Oct. 31, 2015	Apr. 30, 2015
C000069675
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Hedge Multi-Strategy Tracker ETF
Account Value								$ 10,000	$ 12,296	$ 11,752	$ 10,988	$ 10,871	$ 10,216	$ 10,798	$ 11,606	$ 11,586	$ 10,957	$ 10,436	$ 10,702	$ 10,546	$ 10,203	$ 10,384	$ 10,300	$ 9,961	$ 9,866	$ 9,920	$ 9,882	$ 10,205
C000077928
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Merger Arbitrage ETF
Account Value								$ 10,000	12,538	11,825	11,863	11,975	11,946	12,000	12,402	12,682	12,621	11,628	12,033	11,616	11,733	11,331	11,421	11,135	10,602	10,467	10,106	10,551
C000200859
Account Value [Line Items]
Line Graph and Table Measure Name						NYLI 500 International ETF
Account Value						$ 10,000			15,809	15,483	13,308	14,014	11,317	12,865	13,887	13,441	9,609	8,968	11,062	10,847
C000170331
Account Value [Line Items]
Line Graph and Table Measure Name					NYLI Candriam International Equity ETF
Account Value					$ 10,000				13,370	12,903	10,876	11,801	9,556	10,929	12,456	11,856	9,215	8,382
C000238086
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Mid Cap Equity ETF
Account Value	$ 10,000								13,241	12,044	10,038	10,685	10,360
C000170332
Account Value [Line Items]
Line Graph and Table Measure Name					NYLI Candriam U.S. Large Cap Equity ETF
Account Value					$ 10,000				19,811	17,895	15,277	14,788	13,504	14,526	16,279	14,352	11,271	9,642
C000100709
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI CBRE NextGen Real Estate ETF
Account Value								$ 10,000	12,561	10,837	9,917	11,180	10,439	13,344	14,284	13,447	8,764	8,758	13,001	12,021	11,275	10,813	11,639	11,550	10,683	10,078	9,659	10,130
C000158453
Account Value [Line Items]
Line Graph and Table Measure Name							NYLI FTSE International Equity Currency Neutral ETF
Account Value							$ 10,000		17,788	17,341	14,530	15,190	12,761	14,025	15,148	14,483	11,250	10,485	12,039	11,616	10,762	11,664	11,387	10,338	9,219	8,967	9,408
C000232898
Account Value [Line Items]
Line Graph and Table Measure Name		NYLI U.S. Large Cap R&D Leaders ETF
Account Value		$ 10,000							13,707	12,333	10,077	9,421	8,238	9,064
C000232897
Account Value [Line Items]
Line Graph and Table Measure Name		NYLI Global Equity R&D Leaders ETF
Account Value		$ 10,000							12,396	11,554	9,553	9,461	7,775	8,965
C000231048
Account Value [Line Items]
Line Graph and Table Measure Name			NYLI Clean Oceans ETF
Account Value			$ 10,000						9,115	9,183	7,594	8,682	7,175	8,464	10,182
C000231049
Account Value [Line Items]
Line Graph and Table Measure Name			NYLI Cleaner Transport ETF
Account Value			$ 10,000						9,968	9,565	8,076	8,484	7,147	8,270	10,330
C000225947
Account Value [Line Items]
Line Graph and Table Measure Name			NYLI Engender Equality ETF
Account Value			$ 10,000						11,083	10,225	8,329	9,269	8,515	8,790	10,052
C000223944
Account Value [Line Items]
Line Graph and Table Measure Name				NYLI Healthy Hearts ETF
Account Value				$ 10,000					13,351	12,275	10,906	11,717	10,446	11,229	11,596	10,562
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								$ 10,000	32,298	28,369	23,429	23,196	21,617	22,852	25,894	23,587	17,995	15,629	16,337	15,793	14,395	14,016	13,504	12,398	10,892	10,455	10,449	10,474
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index (Net)
Account Value								$ 10,000	25,431	22,885	19,024	19,331	17,219	18,735	21,122	19,418	15,042	13,362	14,413	13,919	12,789	13,072	12,643	11,546	10,298	10,071	10,177	10,509
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Account Value						$ 10,000			15,341	14,799	12,475	13,543	10,905	12,491	14,162	13,599	10,555	9,722	11,332	10,965
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Account Value					$ 10,000				13,002	12,543	10,574	11,478	9,243	10,587	12,003	11,526	8,946	8,240
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000								15,295	13,434	11,095	10,984	10,237
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000				18,751	16,470	13,602	13,467	12,550	13,267	15,033	13,694	10,447	9,074
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								$ 10,000	32,298	28,369	23,429	23,196	21,617	22,852	25,894	23,587	17,995	15,629	16,337	15,793	14,395	14,016	13,504	12,398	10,892	10,455	10,449	10,474
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Account Value							$ 10,000		15,739	15,184	12,800	13,895	11,188	12,815	14,530	13,952	10,829	9,974	11,627	11,250	10,471	11,624	11,241	10,151	9,107	9,121	9,410
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000							13,036	11,450	9,456	9,362	8,725	9,224
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Account Value		$ 10,000							12,461	11,214	9,322	9,472	8,438	9,180
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net)
Account Value			$ 10,000						12,146	10,930	9,086	9,233	8,224	8,948	10,088
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net)
Account Value			$ 10,000						12,146	10,930	9,086	9,233	8,224	8,948	10,088
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000						12,635	11,098	9,166	9,074	8,457	8,940	10,130
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net)
Account Value				$ 10,000					14,115	12,702	10,559	10,729	9,557	10,398	11,723	10,777
NYLI Hedge Multi-Strategy Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Hedge Multi-Strategy Index
Account Value								$ 10,000	13,277	12,636	11,780	11,634	10,894	11,479	12,302	12,252	11,546	10,963	11,204	11,005	10,616	10,802	10,703	10,307	10,132	10,113	10,018	10,267
Barclay Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name								Barclay Hedge Fund Index
Account Value								$ 10,000	16,436	15,602	14,164	14,208	13,616	14,278	15,106	14,623	12,497	11,423	11,983	11,878	11,483	11,765	11,527	11,017	10,428	10,029	10,088	10,382
S&P 500® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Account Value								$ 10,000	32,137	28,228	23,385	23,120	21,339	22,637	25,107	22,684	17,645	15,617	16,175	15,576	14,235	13,807	13,338	12,262	10,855	10,465	10,455	10,408
NYLI Merger Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Merger Arbitrage Index
Account Value								$ 10,000	13,510	12,691	12,661	12,731	12,634	12,656	13,042	13,248	13,120	12,064	12,468	12,004	12,124	11,662	11,743	11,401	10,825	10,640	10,223	10,512
Barclay Merger Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name								Barclay Merger Arbitrage Index
Account Value								$ 10,000	16,921	16,377	15,867	15,549	15,450	15,309	15,372	15,235	13,150	12,609	12,880	12,662	12,136	11,941	12,202	11,882	11,384	11,116	10,777	10,527
S&P 500® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Account Value								$ 10,000	32,137	28,228	23,385	23,120	21,339	22,637	25,107	22,684	17,645	15,617	16,175	15,576	14,235	13,807	13,338	12,262	10,855	10,465	10,455	10,408
NYLI 500 International Index
Account Value [Line Items]
Line Graph and Table Measure Name						NYLI 500 International Index
Account Value						$ 10,000			16,041	15,671	13,446	14,128	11,395	12,949	13,968	13,500	9,607	8,967	11,077	10,853
NYLI Candriam International Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name					NYLI Candriam International Equity Index
Account Value					$ 10,000				13,504	13,015	10,948	11,863	9,595	10,969	12,493	11,877	9,204	8,373
NYLI Candriam U.S. Mid Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Mid Cap Equity Index
Account Value	$ 10,000								13,292	12,079	10,057	10,695	10,360
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000								13,986	12,602	10,330	10,831	10,435
NYLI Candriam U.S. Large Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name					NYLI Candriam U.S. Large Cap Equity Index
Account Value					$ 10,000				19,911	17,957	15,320	14,823	13,532	14,553	16,305	14,367	11,273	9,638
S&P 500® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Account Value					$ 10,000				19,310	16,927	13,991	13,800	12,703	13,441	14,876	13,413	10,409	9,188
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Nareit All Equity REITs Index
Account Value								$ 10,000	19,158	15,813	14,288	15,945	15,512	19,002	19,189	17,256	13,167	12,939	15,676	14,110	12,509	11,801	12,289	11,921	11,355	11,073	10,535	$ 10,242
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name							FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Account Value							$ 10,000		18,422	17,927	15,003	15,667	13,132	14,408	15,575	14,867	11,527	10,717	12,274	11,844	10,968	11,905	11,572	10,476	9,311	9,035	9,451
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name							FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Account Value							$ 10,000		20,966	20,515	17,054	17,210	14,961	15,613	16,098	15,123	11,818	11,227	12,704	12,211	11,243	11,823	11,605	10,604	9,369	8,862	9,441
FTSE Developed ex North America Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name							FTSE Developed ex North America Net Tax (US RIC) Index
Account Value							$ 10,000		16,035	15,531	13,094	14,158	11,454	13,226	15,003	14,554	$ 11,200	$ 10,197	$ 11,823	$ 11,455	$ 10,672	$ 11,958	$ 11,517	$ 10,332	$ 9,242	$ 9,204	$ 9,462
NYLI U.S. Large Cap R&D Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name		NYLI U.S. Large Cap R&D Leaders Index
Account Value		$ 10,000							13,740	12,352	10,096	9,431	8,240	9,063
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		$ 10,000							13,985	12,020	9,728	9,120	8,178	8,911
NYLI Global Equity R&D Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name		NYLI Global Equity R&D Leaders Index
Account Value		$ 10,000							12,439	11,580	9,567	9,463	7,768	8,963
FTSE All-World Growth® Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE All-World Growth<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000							12,814	11,262	9,244	9,090	8,056	8,962
NYLI Candriam Clean Oceans Index
Account Value [Line Items]
Line Graph and Table Measure Name			NYLI Candriam Clean Oceans Index
Account Value			$ 10,000						9,282	9,319	7,679	8,753	7,211	8,483	10,184
NYLI Candriam Cleaner Transport Index
Account Value [Line Items]
Line Graph and Table Measure Name			NYLI Candriam Cleaner Transport Index
Account Value			$ 10,000						10,147	9,704	8,169	8,545	7,182	8,293	10,333
Solactive Equileap US Select Gender Equality Index
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive Equileap US Select Gender Equality Index
Account Value			$ 10,000						11,249	10,352	8,407	9,335	8,555	8,810	10,053
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000						12,813	11,245	9,280	9,155	8,477	8,992	10,137
NYLI Candriam Healthy Hearts Index
Account Value [Line Items]
Line Graph and Table Measure Name				NYLI Candriam Healthy Hearts Index
Account Value				$ 10,000					13,576	12,450	11,030	11,818	10,507	11,280	11,628	10,573
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (Net)
Account Value				$ 10,000					13,398	12,084	10,089	10,288	9,131	10,080	11,407	10,660
MSCI World Health Care Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Health Care Index (Net)
Account Value				$ 10,000					$ 12,458	$ 11,837	$ 10,386	$ 11,256	$ 10,590	$ 10,769	$ 11,287	$ 10,199